Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Research And Development Expenses Abstract
Salaries	$ 427,525	$ 347,434	$ 224,691
Contract services and supplies	409,149	541,055	303,494
Utility	2,025	1,777	775
Design cost	46,651
Depreciation	22,499	39,365	46,710
Other	24,419	57,254	29,445
Total	$ 932,268	$ 986,885	$ 605,115